EARNINGS PER SHARE (Schedule of Weighted Average Shares Used in Earnings Per Share) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,968	20,968	20,968